Financial Instruments	9 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2025
Derivatives instruments	$-		$363	$-
Contingent consideration	-		-	(22,571)

September 30, 2024
Derivatives instruments			27
Contingent consideration	$-	$		$(20,472)

December 31, 2024
Derivatives instruments	$-		$49	$-
Contingent consideration	$-		$-	$(23,566)

During the Nine months ended on September 30, 2023 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.